CONVERTIBLE NOTES PAYABLE - Rider Capital (Details) - USD ($)	Jun. 30, 2015	Jun. 15, 2015
CONVERTIBLE NOTES PAYABLE - Rider Capital
Company issued Rider Capital convertible promissory notes in the principal amount		$ 50,000
Rider Capital note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date		30.00%
Rider converted amount of principal into shares of common stock	$ 50,000
Rider converted principal into an aggregate of shares of common stock	2,634,882